Shareholder Report, Average Annual Return (Details) 190119_Angel Oak Mortgage-Backed Securities ETF_TF_TSR Annual {TF}	12 Months Ended	56 Months Ended
	Jan. 31, 2026	Jan. 31, 2026
Angel Oak Mortgage-Backed Securities ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Angel Oak Mortgage-Backed Securities ETF NAV
Average Annual Return, Percent	8.41%	1.12%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.85%	0.10%
Bloomberg U.S. Mortgage-Backed Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return, Percent	8.47%	0.40%